Themes Generative Artificial Intelligence ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Financial Services - 3.5%
Bairong, Inc. (a)(b)	901,500	$1,073,768

Health Care - 1.8%
CorVel Corp. (a)	1,412	145,125
JMDC, Inc.	15,500	428,819
		573,944

Industrial Products - 0.2%
Evolv Technologies Holdings, Inc. (a)	10,312	64,347

Media - 6.6%
Alphabet, Inc. - Class A	6,913	1,218,278
Meta Platforms, Inc. - Class A	1,126	831,089
		2,049,367

Retail & Wholesale - Discretionary - 4.3%
Amazon.com, Inc. (a)	6,163	1,352,101

Software & Technology Services - 47.8%(c)
Beijing Fourth Paradigm Technology Co. Ltd. (a)	162,000	1,060,746
Bewith, Inc.	27,400	278,176
BigBear.ai Holdings, Inc. (a)	114,934	780,402
C3.ai, Inc. - Class A (a)	28,823	708,181
Cerence, Inc. (a)	9,053	92,431
Digital China Holdings Ltd.	1,080,700	435,036
Gorilla Technology Group, Inc. (a)	49,758	989,687
Grid Dynamics Holdings, Inc. (a)	47,352	546,916
Microsoft Corp.	3,635	1,808,085
Open Text Corp.	16,236	474,412
Pagaya Technologies Ltd. - Class A (a)	51,104	1,089,537
Palantir Technologies, Inc. - Class A (a)	5,217	711,181
PKSHA Technology, Inc. (a)	32,300	790,650
Pluszero, Inc. (a)	18,200	446,769
Salesforce, Inc.	1,780	485,388
Snowflake, Inc. - Class A (a)	1,989	445,079
SoundHound AI, Inc. - Class A (a)	139,931	1,501,460
Synopsys, Inc. (a)	155	79,465
UiPath, Inc. - Class A (a)	63,672	815,002
Veritone, Inc. (a)	344,394	433,936
Yidu Tech, Inc. (a)(b)	523,200	387,237
Zeta Global Holdings Corp. - Class A (a)	29,697	460,007
		14,819,783

Tech Hardware & Semiconductors - 35.6%(c)
Advanced Micro Devices, Inc. (a)	13,864	1,967,302
Ambarella, Inc. (a)	5,326	351,862
Apple, Inc.	6,778	1,390,642
BrainChip Holdings Ltd. (a)	1,053,566	135,214
Broadcom, Inc.	4,801	1,323,396
CEVA, Inc. (a)	24,856	546,335
Intel Corp.	57,651	1,291,382
Lattice Semiconductor Corp. (a)	10,297	504,450
NVIDIA Corp.	11,646	1,839,951
QuickLogic Corp. (a)	150,301	925,854
Super Micro Computer, Inc. (a)	15,579	763,527
		11,039,915
TOTAL COMMON STOCKS (Cost $30,164,366)		30,973,225

SHORT-TERM INVESTMENTS - 0.1%		Value
Money Market Funds - 0.1%	Shares
First American Treasury Obligations Fund - Class X, 4.24% (d)	19,111	19,111
TOTAL SHORT-TERM INVESTMENTS (Cost $19,111)		19,111

TOTAL INVESTMENTS - 99.9% (Cost $30,183,477)		30,992,336
Other Assets in Excess of Liabilities - 0.1%		26,660
TOTAL NET ASSETS - 100.0%		$31,018,996
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $1,461,005 or 4.7% of the Fund’s net assets.

(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Themes Generative Artificial Intelligence ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	30,973,225	–	–	30,973,225
Money Market Funds	19,111	–	–	19,111
Total Investments	30,992,336	–	–	30,992,336

Refer to the Schedule of Investments for further disaggregation of investment categories.